Other Comprehensive Income	12 Months Ended
Dec. 31, 2010
Other Comprehensive Income
37.	Other Comprehensive Income

The following table sets forth the movements of other comprehensive income, net of tax benefit (expense):

	Foreign Currency Translation Adjustments		Net Unrealized Gain on Available-for- Sale Securities		Net gains (losses) on cash flow hedges		Accumulated Other Comprehensive Income
	(in millions of Won)
Balance at January 1, 2008	(Won)	(29,804)	(Won)	792,004	(Won)	—	(Won)	762,200
Cumulative adjustment for accounting change, net of tax effect of (Won)0		—		—		—		—
Foreign currency translation adjustment, net of tax effect of (Won)(52,607)		142,257		—		—		142,257
Unrealized net gains on available-for-sale securities, net of tax effect of (Won)79,924		—		(214,571)		—		(214,571)
Changes in the Group’s ownership interest in subsidiary, net of tax effect of (Won)0		—		—		—		—
Reclassifications from other comprehensive income to net income, net of tax effect (Won)33,781		—		(94,405)		—		(94,405)

Balance at December 31, 2008		112,453		483,028		—		595,481
Cumulative adjustment for accounting change, net of tax effect of (Won)2,469		—		(8,752)		—		(8,752)
Foreign currency translation adjustment, net of tax effect of (Won)44,997		(67,906)		—		—		(67,906)
Unrealized net gains on available-for-sale securities, net of tax effect of (Won)(63,486)		—		580,596		—		580,596
Changes in the Group’s ownership interest in subsidiary, net of tax effect of (Won)(56)		—		200		—		200
Reclassifications from other comprehensive income to net income, net of tax effect (Won)49,540		—		(130,606)		—		(130,606)

Balance at December 31, 2009		44,547		924,466		—		969,013
Foreign currency translation adjustment, net of tax effect of (Won)(2,040)		7,949		—		—		7,949
Unrealized net gains on available-for-sale securities, net of tax effect of (Won)(128,754)		—		371,388		—		371,388
Net gains (losses) on cash flow hedges, net of tax effect of (Won)2,246		—		—		(7,034)		(7,034)
Reclassifications from other comprehensive income to net income, net of tax effect of (Won)71,327		—		(205,428)		—		(205,428)

Balance at December 31, 2010	(Won)	52,496	(Won)	1,090,426	(Won)	(7,034)	(Won)	1,135,888